Right-Of-Use Assets and Lease Liabilities (Schedule of Amounts Recognized in Statements of Profit & Loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ 108